Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/30	$100	$111,017
Alabama Highway Finance Corp. RB, 5.00%, 08/01/33	190	204,872
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/32	465	507,962
University of Alabama at Birmingham RB, 5.00%, 10/01/30	30	33,275
		857,126
Alaska — 0.7%
Municipality of Anchorage Alaska GO
5.00%, 04/01/30	130	142,942
5.00%, 09/01/30	50	55,258
5.00%, 04/01/34	210	225,521
State of Alaska GO, 5.00%, 08/01/30	190	210,270
		633,991
Arizona — 1.9%
Arizona Board of Regents RB
5.00%, 07/01/30	15	16,554
5.00%, 07/01/33	120	129,046
City of Mesa AZ GO, 5.00%, 07/01/30	65	72,110
City of Phoenix Civic Improvement Corp RB
5.00%, 07/01/30	200	222,268
5.00%, 07/01/33	75	81,361
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/30	250	277,835
5.00%, 07/01/30	55	58,568
5.00%, 07/01/34	275	294,789
County of Pima Arizona Sewer System Revenue COP, 5.00%, 07/01/30	20	22,139
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/30	55	59,728
Maricopa County Unified School District No 48 Scottsdale GO, 4.00%, 07/01/33	75	77,251
Maricopa County Unified School District No 80 Chandler GO, 4.00%, 07/01/33	20	20,627
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/30	75	83,387
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 01/01/30	355	374,336
		1,789,999
Arkansas — 0.2%
City of Little Rock Arkansas GOL, 4.00%, 02/01/30	120	123,228
University of Arkansas RB, 5.00%, 11/01/30	70	77,746
		200,974
California — 13.7%
Anaheim Public Financing Authority RB, 5.00%, 09/01/30 (BAM)	250	271,461
Beverly Hills Unified School District CA GO, 0.00%, 08/01/30(a)	485	422,627
California Infrastructure & Economic Development Bank RB, 5.00%, 07/01/30	225	246,024
California School Finance Authority RB, 4.00%, 07/01/31	75	78,705
California State Public Works Board RB
3.00%, 05/01/30	105	105,045
5.00%, 02/01/30	255	282,082
5.00%, 08/01/30	50	55,712
5.00%, 11/01/30	25	27,937
5.00%, 03/01/31	235	258,418
Security	Par (000)	Value
California (continued)
City & County of San Francisco California GO, 2.00%, 06/15/30	$285	$265,817
City of Los Angeles Department of Airports RB
5.00%, 05/15/30	100	112,143
5.00%, 05/15/33	60	65,322
City of Palo Alto California COP, 3.00%, 11/01/32	40	39,166
Coast Community College District GO, 0.00%, 08/01/30 (AGM)(a)	110	95,194
East Side Union High School District GO, 5.00%, 08/01/30	100	111,510
Escondido Union High School District GO, 0.00%, 08/01/30 (AGC)(a)	80	69,300
Fontana Unified School District GO, 0.00%, 08/01/30(a)	75	64,079
Grossmont Union High School District GO, 0.00%, 08/01/30(a)	150	128,159
Grossmont-Cuyamaca Community College District GO, 0.00%, 08/01/30 (AGC)(a)	15	12,905
Jefferson Union High School District GO, 5.00%, 08/01/30	150	168,465
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, Series A, 5.00%, 06/01/32	65	71,757
Los Angeles Department of Water & Power RB
5.00%, 07/01/30	135	147,953
5.00%, 07/01/30	105	111,938
Los Angeles Department of Water & Power System Revenue RB, Series D, 5.00%, 07/01/30	20	21,085
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/30	240	263,490
5.00%, 07/01/33	95	101,803
Series B, 4.00%, 07/01/30	170	175,186
Los Angeles Unified School District/CA GO, 5.00%, 07/01/32	75	82,928
Los Angeles Unified School District/California GO
5.00%, 07/01/30	320	359,281
5.00%, 07/01/30	155	170,209
Series B-1, 5.00%, 07/01/30	140	148,014
Series C, 4.00%, 07/01/33	130	135,022
Mount San Jacinto Community College District GO, 3.00%, 08/01/30	50	50,165
Mountain View Los Altos Union High School District/California GO, 3.00%, 08/01/31	85	85,386
Municipal Improvement Corp. of Los Angeles RB, 5.00%, 11/01/30	395	441,765
New Haven Unified School District GO, 0.00%, 08/01/30 (AGC)(a)	100	85,776
Newport Mesa Unified School District GO, 0.00%, 08/01/30(a)	70	60,818
Palo Alto Unified School District GO
3.00%, 08/01/33	45	44,464
3.00%, 08/01/34	100	96,568
Poway Unified School District GO, 0.00%, 08/01/30(a)	190	163,945
Rancho Santiago Community College District GO, 0.00%, 09/01/30 (AGM)(a)	640	550,780
Riverside Unified School District Financing Authority ST, 5.00%, 09/01/30	100	111,773
Sacramento Municipal Utility District RB, 5.00%, 08/15/30	145	162,712
San Diego Unified School District/CA GO, 0.00%, 07/01/30(a)	200	172,248
San Diego Unified School District/California GO
5.00%, 07/01/30	150	168,618
Series C, 0.00%, 07/01/30(a)	20	17,300

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/30	$60	$63,213
5.00%, 08/01/30	110	120,881
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/30	55	61,963
San Francisco Unified School District GO, 5.00%, 06/15/30	75	82,944
San Jose Evergreen Community College District GO, 0.00%, 09/01/30 (AGM)(a)	65	56,502
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	405	352,567
San Mateo County Community College District GO
0.00%, 09/01/30 (NPFGC)(a)	190	164,499
Series C, 0.00%, 09/01/30 (NPFGC)(a)	55	47,618
Santa Clarita Community College District GO, 0.00%, 08/01/30 (AG)(a)	115	99,472
Simi Valley Unified School District GO, 0.00%, 08/01/30 (AGM)(a)	380	329,664
Southern California Public Power Authority RB, 5.00%, 07/01/30	100	109,595
State of California Department of Water Resources RB, 5.00%, 12/01/32	100	111,638
State of California GO
5.00%, 03/01/30	45	49,903
5.00%, 04/01/30	95	105,481
5.00%, 08/01/30	475	529,974
5.00%, 08/01/30	150	160,669
5.00%, 09/01/30	110	122,854
5.00%, 10/01/30	90	100,617
5.00%, 10/01/30	535	586,493
5.00%, 11/01/30	790	884,050
5.00%, 12/01/30	15	16,802
5.00%, 11/01/31	320	355,072
5.00%, 03/01/32	110	120,156
5.00%, 03/01/33	355	385,225
5.00%, 03/01/34	140	151,058
STHRN CALIFORNIA ST PUBLIC PWR STNPWR 07/30 FIXED 5, 5.00%, 07/01/30	80	87,676
Transbay Joint Powers Authority TA, 5.00%, 10/01/30	35	36,927
University of California RB
4.00%, 05/15/30	50	51,426
5.00%, 05/15/30	75	83,675
5.00%, 05/15/30	145	154,111
Series O, 5.00%, 05/15/30	75	79,671
Upland Unified School District GO, 0.00%, 08/01/30 (AGM)(a)	120	103,440
		12,646,891
Colorado — 1.3%
Board of Governors of Colorado State University System RB, 5.00%, 03/01/30 (ST HGR ED INTERCEPT PROG)	65	68,722
City & County of Denver Co. Airport System Revenue RB, 5.00%, 11/15/30	135	149,864
City & County of Denver Co. Pledged Excise Tax Revenue RB, 5.00%, 08/01/30	20	22,134
City & County of Denver Colorado GO
3.00%, 08/01/34	50	46,597
5.00%, 08/01/30	85	92,451
5.00%, 08/01/31	155	171,405
City of Colorado Springs Colorado Utilities System Revenue RB, 5.00%, 11/15/30	110	122,729
Security	Par (000)	Value
Colorado (continued)
Denver City & County School District No. 1 GO, 5.00%, 12/01/32 (SAW)	$40	$43,938
E-470 Public Highway Authority RB, 0.00%, 09/01/30 (NPFGC)(a)	310	265,590
State of Colorado, 5.00%, 03/15/30	20	21,545
State of Colorado COP, 5.00%, 03/15/30	60	63,196
University of Colorado RB
4.00%, 06/01/30	65	68,885
5.00%, 06/01/30	40	44,270
		1,181,326
Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority RB, 5.00%, 07/01/64	300	332,036
State of Connecticut GO
4.00%, 01/15/30	310	327,653
4.00%, 06/01/30	50	52,965
4.00%, 06/01/32	135	140,832
4.00%, 06/01/33	120	123,914
5.00%, 01/15/30	25	27,479
5.00%, 09/15/30	170	188,471
5.00%, 11/15/30	85	94,398
Series A, 5.00%, 01/15/31	90	98,286
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/30	215	238,682
Series B, 5.00%, 10/01/30	415	443,273
University of Connecticut RB, 5.00%, 02/15/30	60	65,972
		2,133,961
Delaware — 0.9%
Delaware Transportation Authority RB
5.00%, 07/01/30	110	119,886
5.00%, 09/01/30	120	132,859
5.00%, 09/01/31	240	263,715
5.00%, 07/01/34	170	183,665
State of Delaware GO, 4.00%, 01/01/33	120	124,449
		824,574
District of Columbia — 1.2%
District of Columbia GO
5.00%, 06/01/30	135	143,338
5.00%, 12/01/30	50	55,709
District of Columbia Income Tax Revenue RB
5.00%, 03/01/30	130	143,495
5.00%, 03/01/33	105	113,478
5.00%, 05/01/33	25	27,053
5.00%, 05/01/34	175	187,820
District of Columbia RB, 5.00%, 12/01/30	100	108,686
Washington Metropolitan Area Transit Authority Dedicated Revenue RB
5.00%, 07/15/30	190	209,592
5.00%, 07/15/33	140	150,912
		1,140,083
Florida — 4.9%
Central Florida Expressway Authority RB, 5.00%, 07/01/30 (AGM)	110	121,771
City of Jacksonville Florida RB, 5.00%, 10/01/30	390	431,792
County of Manatee Florida Public Utilities Revenue RB, 5.00%, 10/01/30	40	44,388
County of Miami-Dade FL RB, 5.00%, 04/01/30	85	93,619
County of Miami-Dade Florida Aviation Revenue RB, 4.00%, 10/01/34	55	55,630
County of Miami-Dade Florida GO, 4.00%, 07/01/31	90	93,306

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida RB, 4.00%, 04/01/33	$70	$72,163
County of Miami-Dade Florida Transit System RB, 5.00%, 07/01/30	55	59,623
County of Miami-Dade Florida Water & Sewer System Revenue RB, 5.00%, 10/01/30	170	181,422
County of Orange Florida Water Utility System Revenue, 5.00%, 10/01/34	200	216,457
County of Orange Florida Water Utility System Revenue RB, 5.00%, 10/01/30	15	16,722
Duval County Public Schools, 5.00%, 07/01/32 (AG)	95	102,817
Duval County Public Schools COP, 5.00%, 07/01/30 (AGM)	255	281,051
Florida Municipal Power Agency RB, 5.00%, 10/01/30	125	133,222
Hillsborough County School Board COP, 5.00%, 07/01/30	290	307,815
JEA Electric System Revenue RB, 5.00%, 10/01/30 (AGC)	325	359,331
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/30	100	110,868
Miami-Dade County Educational Facilities Authority RB, 5.00%, 04/01/30	180	196,452
Palm Beach County School District COP, 5.00%, 08/01/33	375	402,045
School District of Broward County/Florida COP
5.00%, 07/01/30	110	120,919
5.00%, 07/01/33	105	112,768
Series A, 5.00%, 07/01/32	185	199,866
State of Florida Department of Transportation RB
3.00%, 07/01/33	180	169,314
3.00%, 07/01/34	105	96,934
5.00%, 07/01/30	70	77,151
State of Florida Department of Transportation Turnpike System Revenue RB
4.00%, 07/01/32	50	52,230
5.00%, 07/01/30	185	205,157
State of Florida GO
5.00%, 06/01/30	50	55,553
5.00%, 07/01/30	55	61,127
5.00%, 06/01/33	55	59,580
Series A, 5.00%, 06/01/30	70	77,774
		4,568,867
Georgia — 1.4%
Athens-Clarke County Unified Government GO, 5.00%, 12/01/30	45	50,209
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/30	70	77,393
City of Atlanta GA Water & Wastewater Revenue RB, 5.75%, 11/01/30 (AG)	100	114,653
City of Atlanta Georgia Department of Aviation RB, 5.00%, 07/01/30	20	22,112
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/31	85	93,092
Henry County School District GO, 4.00%, 08/01/30 (SAW)	20	21,156
Municipal Electric Authority of Georgia RB
5.00%, 01/01/30	155	168,194
5.00%, 01/01/30	100	106,679
5.00%, 07/01/30 (AG)	100	109,739
Private Colleges & Universities Authority RB, 5.00%, 09/01/30	330	364,557
Security	Par (000)	Value
Georgia (continued)
State of Georgia GO
5.00%, 07/01/30	$30	$32,674
5.00%, 08/01/33	105	114,238
		1,274,696
Hawaii — 1.6%
City & County of Honolulu Hawaii GO
5.00%, 03/01/30	285	314,325
5.00%, 09/01/30	45	48,011
City & County of Honolulu HI GO, 5.00%, 07/01/34	100	107,567
County of Hawaii GO, 5.00%, 09/01/31	90	99,386
County of Hawaii HI GO, 5.00%, 09/01/34	25	26,942
County of Maui Hawaii GO, 5.00%, 03/01/32	250	272,086
State of Hawaii Airports System Revenue RB
5.00%, 07/01/30	105	116,089
5.00%, 07/01/33	180	194,412
State of Hawaii Harbor System Revenue RB, 4.00%, 07/01/32	145	149,849
University of Hawaii RB, 5.00%, 10/01/30	100	110,817
		1,439,484
Illinois — 5.0%
Chicago O'Hare International Airport RB
5.00%, 01/01/30	255	279,363
Series A, 5.00%, 01/01/34	170	181,187
City of Chicago Illinois GO, 5.00%, 01/01/30	140	147,173
City of Chicago Illinois Wastewater Transmission Revenue RB
5.00%, 01/01/30 (AGM)	115	125,275
5.00%, 01/01/30 (BAM)	110	119,828
City of Chicago Illinois Waterworks Revenue RB, 5.00%, 11/01/30	60	65,409
County of Cook Illinois GO, 5.00%, 11/15/31	115	125,176
County of Cook Illinois Sales Tax Revenue RB, 5.00%, 11/15/30	60	65,886
Illinois Finance Authority RB
5.00%, 01/01/30	55	60,466
5.00%, 07/01/30	315	348,691
Illinois State Toll Highway Authority RB
5.00%, 01/01/30	430	471,227
5.00%, 01/01/30	115	120,850
5.00%, 01/01/31	110	119,649
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/01/30	45	49,996
Metropolitan Water Reclamation District of Greater Chicago GOL, 5.00%, 12/01/30	150	166,685
Regional Transportation Authority RB, 6.00%, 07/01/30 (NPFGC)	325	372,385
Sales Tax Securitization Corp RB, 5.00%, 01/01/33	100	107,346
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/30	400	432,841
State of Illinois GO
5.00%, 07/01/30	325	350,764
5.00%, 10/01/30	50	54,056
5.00%, 12/01/30	165	178,567
Series A, 5.00%, 10/01/30	100	104,978
Series B, 5.00%, 10/01/30	100	104,978
State of Illinois Sales Tax Revenue RB
4.00%, 06/15/30 (BAM)	135	142,109
5.00%, 06/15/30	195	212,414
University of Illinois RB, 5.00%, 04/01/31	95	103,552
		4,610,851

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana — 1.5%
Ball State University RB, 5.00%, 07/01/30	$40	$44,048
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/30	215	229,041
Indiana Finance Authority RB
5.00%, 02/01/30	230	249,612
5.00%, 02/01/30	35	37,439
5.00%, 10/01/30	240	266,084
Indiana Municipal Power Agency RB
5.00%, 01/01/30 (AGC)	55	60,300
5.00%, 01/01/30	30	31,495
Indiana University RB
4.00%, 06/01/30	60	63,531
5.00%, 08/01/30	50	55,535
5.00%, 08/01/32	35	38,242
Purdue University RB
5.00%, 07/01/30	155	171,737
5.00%, 07/01/31	90	99,109
		1,346,173
Iowa — 0.4%
City of Des Moines IA GO
4.00%, 06/01/30	20	20,665
4.00%, 06/01/30	110	114,703
Iowa Finance Authority RB, 5.00%, 08/01/30	245	260,018
		395,386
Kansas — 0.6%
Johnson County Public Building Commission RB, 5.00%, 09/01/30	50	55,286
Johnson County Unified School District No. 229 Blue Valley GO, 5.00%, 10/01/30	140	155,357
State of Kansas Department of Transportation RB, 5.00%, 09/01/30	275	305,313
		515,956
Kentucky — 0.8%
Kentucky State Property & Building Commission RB
5.00%, 10/01/30	110	121,676
5.00%, 11/01/30	175	193,464
5.00%, 11/01/30	125	133,269
Kentucky Turnpike Authority RB, 5.00%, 07/01/30	255	281,421
Louisville/Jefferson County Metropolitan Government GO, 5.00%, 12/01/30	50	55,423
		785,253
Louisiana — 0.8%
City of New Orleans LA GO, 5.00%, 12/01/30	25	27,516
City of New Orleans Los Angeles GO, 5.00%, 12/01/31	240	262,071
New Orleans Aviation Board RB, 5.00%, 10/01/30 (AGM)	115	122,008
State of Louisiana Gasoline & Fuels Tax Revenue RB, 5.00%, 05/01/30	115	126,107
State of Louisiana GO
5.00%, 04/01/30	15	16,591
5.00%, 09/01/30	50	55,612
State of Louisiana RB
5.00%, 09/01/30	30	33,187
5.00%, 09/01/30	100	106,299
		749,391
Maine — 0.8%
Maine Governmental Facilities Authority RB, 5.00%, 10/01/30	75	83,018
Maine Municipal Bond Bank RB
5.00%, 09/01/30	95	104,895
5.00%, 11/01/30	195	216,366
Security	Par (000)	Value
Maine (continued)
5.00%, 09/01/31	$190	$209,152
Maine Turnpike Authority RB, 5.00%, 07/01/30	65	71,921
State of Maine GO, 5.00%, 06/01/30	40	44,325
		729,677
Maryland — 2.3%
County of Anne Arundel Maryland GOL, 5.00%, 10/01/30	160	174,870
County of Baltimore Maryland GO, 5.00%, 03/01/31	50	54,801
County of Frederick Maryland GO, 5.00%, 10/01/30	45	50,235
County of Montgomery Maryland GO
4.00%, 11/01/30	70	74,274
5.00%, 08/01/30	130	144,842
County of Prince George's Maryland GOL
5.00%, 07/01/30	45	50,079
5.00%, 09/15/30	100	111,575
County of Prince George's MD GOL, 5.00%, 09/01/30	80	89,221
Maryland State Transportation Authority RB
5.00%, 07/01/30	135	149,578
5.00%, 07/01/31	60	65,856
State of Maryland Department of Transportation RB
4.00%, 10/01/30	70	73,253
5.00%, 10/01/34	260	280,006
State of Maryland GO
5.00%, 03/15/30	110	118,959
Series A, 5.00%, 03/15/30	65	71,969
Series A, 5.00%, 08/01/31	395	435,081
Series A, 5.00%, 08/01/33	110	119,460
Washington Suburban Sanitary Commission RB, 5.00%, 12/01/31 (GTD)	100	110,751
		2,174,810
Massachusetts — 0.9%
Commonwealth of Massachusetts GOL
4.00%, 11/01/34	115	117,428
5.00%, 01/01/30	175	188,877
5.00%, 05/01/30	55	61,142
5.00%, 07/01/30	195	217,306
Series E, 5.00%, 11/01/30	50	55,951
Series E, 5.00%, 11/01/32	55	60,143
Series E, 5.00%, 11/01/33	25	27,157
Commonwealth of Massachusetts RB, 5.50%, 01/01/30 (NPFGC)	65	72,584
		800,588
Michigan — 1.5%
Chippewa Valley Schools GO, 5.00%, 05/01/30 (Q-SBLF)	20	21,576
Great Lakes Water Authority Water Supply System Revenue RB, 5.00%, 07/01/30	40	44,162
Karegnondi Water Authority RB, 5.00%, 11/01/30 (BAM)	130	143,775
Michigan State Building Authority RB, 5.00%, 10/15/30	130	144,044
Michigan State University RB
5.00%, 02/15/30	55	59,294
5.00%, 08/15/30	125	138,523
5.00%, 08/15/31	65	71,718
State of Michigan GO, Series A, 5.00%, 05/15/32	90	98,267
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/30	110	122,641
5.00%, 11/15/32	395	432,511
5.00%, 11/15/33	20	21,718
University of Michigan RB, 5.00%, 04/01/34	65	69,963
		1,368,192
Minnesota — 1.5%
County of Hennepin Minnesota GO, 5.00%, 12/01/30	90	100,519

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota (continued)
County of Hennepin MN GO, 5.00%, 12/01/31	$225	$249,307
Metropolitan Council GO, 5.00%, 03/01/31	145	159,678
Minneapolis-St. Paul Metropolitan Airports Commission RB, 5.00%, 01/01/30	85	93,047
Minnesota Public Facilities Authority State Revolving Fund RB, 5.00%, 03/01/30	145	160,655
State of Minnesota GO
4.00%, 08/01/30	90	94,992
4.00%, 08/01/31	85	89,159
5.00%, 08/01/30	115	128,104
5.00%, 09/01/30	85	94,797
5.00%, 08/01/31	50	54,976
5.00%, 08/01/32	85	92,831
University of Minnesota RB, 5.00%, 08/01/30	50	55,485
		1,373,550
Mississippi — 0.2%
State of Mississippi GO
5.00%, 06/01/30	30	33,132
5.00%, 06/01/32	150	163,618
		196,750
Missouri — 0.6%
Curators of the University of Missouri (The) RB, 5.00%, 11/01/30	130	145,128
Missouri Joint Municipal Electric Utility Commission RB, 5.00%, 01/01/30	355	386,493
		531,621
Nebraska — 0.3%
City of Lincoln Nebraska Electric System Revenue RB, 5.00%, 09/01/32	70	75,840
City of Omaha Nebraska Sewer Revenue RB, 4.00%, 04/01/33	25	25,838
Omaha Public Power District RB, 5.00%, 02/01/30	125	137,206
Omaha School District GO, 4.00%, 12/15/32	35	36,269
		275,153
Nevada — 2.1%
Clark County School District GOL
4.00%, 06/15/32 (BAM)	65	67,121
5.00%, 06/15/30	325	357,669
5.00%, 06/15/30 (BAM)	45	49,610
Clark County Water Reclamation District GOL, 5.00%, 07/01/30	140	155,110
County of Clark Department of Aviation RB, 5.00%, 07/01/30	180	194,646
County of Clark Nevada GOL
4.00%, 11/01/32	70	72,343
5.00%, 06/01/30	85	92,031
5.00%, 12/01/30	110	117,584
County of Clark Nevada RB, 5.00%, 07/01/30	90	99,495
County of Clark NV RB, 5.00%, 07/01/30	105	116,077
County of Washoe Nevada Gas Tax Revenue RB, 5.00%, 02/01/30	15	16,135
Las Vegas Valley Water District GOL, 5.00%, 06/01/30	245	271,725
State of Nevada GOL
3.00%, 05/01/33	50	47,823
5.00%, 05/01/30	30	33,206
State of Nevada Highway Improvement Revenue RB, 4.00%, 12/01/32	105	108,225
Washoe County School District/Nevada GOL, 5.00%, 06/01/30 (BAM)	175	189,742
		1,988,542
Security	Par (000)	Value
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank RB, 5.00%, 08/15/30	$255	$283,971
State of New Hampshire GO, 5.00%, 12/01/30	20	22,378
		306,349
New Jersey — 2.1%
New Jersey Economic Development Authority RB
5.00%, 06/15/30	35	38,111
5.00%, 11/01/30	85	93,508
5.00%, 11/01/30	55	59,588
New Jersey Educational Facilities Authority RB
5.00%, 06/01/30	145	159,165
5.00%, 06/15/30	115	126,462
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30	430	472,709
5.00%, 06/15/30	290	310,249
New Jersey Turnpike Authority RB, 5.00%, 01/01/30	155	169,523
State of New Jersey GO, Series A, 4.00%, 06/01/30	455	481,350
		1,910,665
New Mexico — 0.7%
New Mexico Finance Authority RB
5.00%, 06/01/30	75	83,001
Series A, 5.00%, 06/15/30	125	138,829
New Mexico State University RB, 5.00%, 04/01/30 (BAM)	150	158,725
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/30	225	248,846
		629,401
New York — 11.7%
City of New York GO
5.00%, 04/01/30	215	232,126
5.00%, 08/01/30	110	121,850
5.00%, 08/01/30	15	16,122
5.00%, 10/01/30	145	160,907
5.00%, 08/01/31	585	639,505
5.00%, 08/01/32	70	75,908
Series A-1, 4.00%, 08/01/34	110	111,389
Series C, 5.00%, 08/01/30	130	144,005
Series C, 5.00%, 08/01/33	35	37,624
Series C-1, 5.00%, 08/01/30	160	177,236
Series C-1, 5.00%, 08/01/34	235	250,586
City of New York NY GO, 5.00%, 08/01/30	160	177,236
Empire State Development Corp RB, 5.00%, 03/15/33	255	273,266
Empire State Development Corp. RB
5.00%, 03/15/30	90	99,571
5.00%, 03/15/33	185	199,569
Long Island Power Authority RB, 5.00%, 09/01/34	125	134,351
Metropolitan Transportation Authority RB
5.00%, 11/15/30	210	232,334
5.00%, 11/15/30	70	74,042
Series A, 0.00%, 11/15/30(a)	195	164,108
New York City Municipal Water Finance Authority RB
5.00%, 06/15/30	235	251,714
5.00%, 06/15/30	145	155,744
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/30 (SAW)	255	271,876
Series S, 5.00%, 07/15/30 (SAW)	25	26,654
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/30	135	149,185
5.00%, 11/01/30	560	622,584

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
5.00%, 08/01/31	$50	$54,685
5.00%, 11/01/31	180	197,383
5.00%, 05/01/32	100	109,323
5.00%, 11/01/32	185	201,666
5.00%, 05/01/34	290	311,158
New York State Dormitory Authority RB
5.00%, 03/15/30	455	503,058
5.00%, 03/15/30	285	301,063
5.00%, 03/15/30	220	234,691
5.00%, 07/01/30	95	105,264
5.00%, 07/01/30	65	69,144
5.00%, 09/15/30	20	22,061
5.00%, 10/01/30 (AG SAW)	45	50,077
5.00%, 10/01/30 (SAW)	125	138,085
5.00%, 10/01/30 (AGM)	255	278,095
5.00%, 03/15/31	280	306,934
5.00%, 10/01/32 (BAM)	185	201,482
Series A, 4.00%, 03/15/34	160	161,981
Series A, 5.00%, 03/15/32	450	489,522
Series D, 5.00%, 02/15/33	205	219,651
Series D, 5.00%, 02/15/34	100	106,433
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/30	25	28,024
New York State Thruway Authority RB, 5.00%, 03/15/30	260	286,337
New York State Urban Development Corp. RB
4.00%, 03/15/34	35	35,320
5.00%, 03/15/30	95	105,103
5.00%, 03/15/32	90	97,993
Series E, 4.00%, 03/15/34	235	236,953
Port Authority of New York & New Jersey RB
5.00%, 01/15/30	40	44,270
5.00%, 07/15/33	155	168,279
Series 209TH, 5.00%, 07/15/30	45	47,925
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/30	600	669,306
Series A, 0.00%, 11/15/30(a)	290	245,460
		10,826,218
North Carolina — 1.7%
City of Charlotte North Carolina Airport Revenue RB, 5.00%, 07/01/30	60	66,453
City of Charlotte North Carolina COP, 5.00%, 06/01/30	105	113,839
City of Charlotte North Carolina GO, 5.00%, 07/01/30	75	83,534
City of Charlotte North Carolina Water & Sewer System Revenue RB
3.00%, 07/01/30	25	24,893
5.00%, 07/01/30	60	66,798
5.00%, 07/01/30	15	16,324
City of Raleigh North Carolina Combined Enterprise System Revenue RB, 5.00%, 09/01/30	55	61,392
City of Raleigh North Carolina RB, 5.00%, 10/01/30	125	138,960
County of Johnston North Carolina RB, 5.00%, 04/01/32	45	48,994
County of Wake North Carolina RB, 5.00%, 09/01/30	130	141,707
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/30	120	131,145
5.00%, 01/01/32	120	129,211
State of North Carolina RB
5.00%, 03/01/30	90	99,097
5.00%, 03/01/30	70	75,404
Series B, 3.00%, 05/01/33	145	138,979
Series B, 5.00%, 05/01/33	100	108,038
Security	Par (000)	Value
North Carolina (continued)
University of North Carolina at Greensboro RB, 5.00%, 04/01/30	$100	$105,790
		1,550,558
North Dakota — 0.1%
North Dakota Building Authority RB, 5.00%, 12/01/31	105	115,245
Ohio — 2.3%
American Municipal Power Inc. RB
5.00%, 02/15/30	200	218,910
5.00%, 02/15/30	195	208,612
City of Cleveland OH Income Tax Revenue RB, 4.00%, 10/01/31	65	67,955
City of Cleveland Ohio GOL, 4.00%, 12/01/30	125	131,144
City of Columbus Ohio GO, 5.00%, 08/15/30	130	144,899
City of Columbus Ohio GOL, 5.00%, 04/01/30	55	60,984
Ohio State University (The) RB, 5.00%, 12/01/30	120	133,709
Ohio Water Development Authority RB
5.00%, 06/01/30	55	61,079
5.00%, 12/01/30	25	27,933
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/30	60	66,421
5.00%, 12/01/31	35	38,437
5.00%, 06/01/33	40	43,762
5.00%, 12/01/33	145	156,953
5.25%, 12/01/33	110	121,290
State of Ohio GO
5.00%, 03/01/30	45	49,692
5.00%, 05/01/30	45	49,808
State of Ohio GOL
5.00%, 05/01/30	55	60,877
5.00%, 11/01/30	135	150,351
State of Ohio RB
5.00%, 02/01/30	100	110,071
5.00%, 12/01/30	170	189,052
University of Cincinnati RB, 5.00%, 06/01/30	25	27,549
		2,119,488
Oklahoma — 1.2%
City of Oklahoma City Oklahoma GO, 3.00%, 03/01/30	65	64,630
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/30	90	95,527
Oklahoma County Independent School District No 12 Edmond GO, 4.00%, 08/01/30	200	210,045
Oklahoma Department of Transportation RB, 5.00%, 09/01/30	60	64,182
Oklahoma Municipal Power Authority RB, 5.00%, 01/01/30 (AGM)	30	32,734
Oklahoma Turnpike Authority RB, 5.00%, 01/01/30	180	197,503
Oklahoma Water Resources Board RB
5.00%, 04/01/30	200	221,494
5.00%, 10/01/30	155	172,795
University of Oklahoma (The) RB, 5.00%, 07/01/31	50	54,465
		1,113,375
Oregon — 1.3%
City of Portland Oregon Sewer System Revenue RB
4.00%, 03/01/33	40	41,406
5.00%, 10/01/30	275	305,432
Clackamas County School District No. 86 Canby GO, 5.00%, 06/15/30 (GTD)	55	60,766

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon (continued)
Multnomah County School District No. 1 Portland/Oregon GO, 3.00%, 06/15/34 (GTD)	$350	$328,409
Oregon City School District No. 62 GO, 0.00%, 06/15/30 (GTD)(a)	150	130,390
Portland Community College District GO, 5.00%, 06/15/30	135	149,479
Salem-Keizer School District No. 24J GOL, 0.00%, 06/15/30(a)	170	143,859
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 10/01/30	35	36,771
		1,196,512
Pennsylvania — 2.1%
City of Philadelphia Pennsylvania GO, 5.00%, 02/01/30	50	54,031
City of Philadelphia Pennsylvania Water & Wastewater Revenue RB
5.00%, 09/01/30 (AGC)	100	110,416
5.00%, 10/01/32	50	54,470
Commonwealth of Pennsylvania GO
4.00%, 05/01/32	145	150,278
4.00%, 05/01/33	225	231,482
5.00%, 08/15/30	95	105,508
5.00%, 05/01/31	205	225,593
County of Allegheny Pennsylvania GO, 5.00%, 12/01/30	45	49,831
Pennsylvania State University (The) RB
5.00%, 09/01/30	160	177,155
5.00%, 09/01/33	30	32,189
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/30	330	365,430
Pittsburgh Water & Sewer Authority RB
0.00%, 09/01/30 (NPFGC)(a)	175	148,734
5.00%, 09/01/30	160	175,473
5.00%, 09/01/30 (AGM)	70	77,536
		1,958,126
Rhode Island — 0.2%
Rhode Island Commerce Corp. RB, 5.00%, 05/15/33	85	91,447
State of Rhode Island GO
5.00%, 05/01/30	45	48,764
5.00%, 12/01/30	50	55,604
		195,815
South Carolina — 0.2%
South Carolina Public Service Authority RB, 5.00%, 12/01/30	175	192,535
South Dakota — 0.1%
South Dakota Conservancy District RB, 5.00%, 08/01/30	65	72,256
Tennessee — 2.0%
City of Memphis Tennessee Electric System Revenue RB, 5.00%, 12/01/30	110	122,328
City of Memphis Tennessee GO
5.00%, 05/01/30	125	138,120
5.00%, 12/01/30	50	55,630
City of Memphis Tennessee Sanitary Sewerage System Revenue RB
5.00%, 10/01/32	110	119,534
5.00%, 10/01/33	125	134,941
City of Oak Ridge Tennessee GO, 2.00%, 06/01/32	50	44,259
County of Hamilton Tennessee GO, 5.00%, 08/01/30	150	167,266
County of Knox Tennessee GO, 5.00%, 06/01/30	270	299,452
County of Montgomery Tennessee GO, 5.00%, 06/01/32	30	32,622
County of Shelby Tennessee GO, 4.00%, 04/01/32	80	82,614
County of Sumner Tennessee GO
4.00%, 12/01/30	60	62,725
Security	Par (000)	Value
Tennessee (continued)
5.00%, 06/01/30	$100	$110,669
Metropolitan Government of Nashville & Davidson County Tennessee GO, 5.00%, 01/01/30	235	258,663
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue RB, 5.00%, 07/01/30	95	105,253
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/31	50	54,950
State of Tennessee GO, 5.00%, 11/01/30	30	33,524
		1,822,550
Texas — 12.7%
Arlington Independent School District/Texas GO, 5.00%, 02/15/30 (PSF)	250	275,557
Aubrey Independent School District GO, 5.00%, 02/15/30 (PSF)	85	93,613
Austin Independent School District GO
5.00%, 08/01/30	165	181,387
5.00%, 08/01/30 (PSF)	75	83,080
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/30	185	200,830
Central Texas Turnpike System RB, 0.00%, 08/15/30 (AMBAC)(a)	25	21,327
City of Austin Texas Electric Utility Revenue RB, 5.00%, 11/15/30	70	77,119
City of Austin Texas GOL, 5.00%, 09/01/33	55	59,464
City of Austin Texas Water & Wastewater System Revenue RB, 5.00%, 11/15/30	160	177,431
City of Austin TX GOL, 5.00%, 09/01/30	175	193,841
City of Dallas Texas GOL, 5.00%, 02/15/30	50	54,839
City of Dallas TX GOL, 5.00%, 02/15/30	125	134,272
City of Denton Texas GOL
3.00%, 02/15/33	155	147,004
5.00%, 02/15/30	45	49,194
City of Fort Worth Texas Water & Sewer System Revenue RB, 3.00%, 02/15/34	115	108,329
City of Frisco Texas GOL, 5.00%, 02/15/30	80	87,635
City of Garland TX Water & Sewer System Revenue RB, 5.00%, 03/01/30	25	26,845
City of Greenville Texas GOL, 3.00%, 02/15/32 (BAM)	45	44,190
City of Houston Texas Combined Utility System Revenue RB, 5.00%, 11/15/30	130	143,826
City of Houston Texas GOL, 5.00%, 03/01/30	30	32,788
City of Irving Texas GOL, 5.00%, 09/15/30	15	16,652
City of League City Texas GOL, 3.00%, 02/15/30	60	59,518
City of Lubbock Texas GOL, 5.00%, 02/15/30	80	87,743
City of Lubbock TX Water & Wastewater System RB, 4.00%, 02/15/30	35	36,410
City of Odessa TX GOL, 3.00%, 03/01/32	120	112,766
City of Plano Texas GOL
2.00%, 09/01/33	100	85,862
3.00%, 09/01/30	125	124,967
5.00%, 09/01/30	125	131,929
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/30	265	279,010
5.00%, 02/01/34	105	111,053
City of San Antonio Texas GOL, 5.00%, 02/01/30	120	131,818
Clear Creek Independent School District GO, 5.00%, 02/15/30 (PSF)	325	357,494
Conroe Independent School District GO
3.00%, 02/15/32 (PSF)	100	97,236

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
5.00%, 02/15/30 (PSF)	$240	$264,211
County of Bexar Texas RB, 4.00%, 08/15/30	35	36,077
County of Harris Texas GOL, 5.00%, 08/15/30	60	66,577
County of Harris Texas Toll Road Revenue RB
4.00%, 08/15/33	90	91,740
4.00%, 08/15/34	145	146,786
5.00%, 08/15/30	15	16,592
County of Williamson Texas GOL, 5.00%, 02/15/30	175	191,859
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/30 (PSF)	105	112,993
Dallas Area Rapid Transit RB
5.00%, 12/01/30	45	48,985
5.00%, 12/01/30	230	252,566
Dallas Fort Worth International Airport RB
4.00%, 11/01/34	65	65,843
5.00%, 11/01/30	560	620,270
5.00%, 11/01/31	85	93,230
Dallas Independent School District GO, 5.00%, 02/15/30 (PSF)	260	286,346
Del Valle Independent School District Texas GO, 5.00%, 06/15/30 (PSF)	75	82,723
Denton Independent School District GO, 5.00%, 08/15/30 (PSF)	75	83,114
Fort Bend Independent School District GO, 5.00%, 08/15/30 (PSF)	100	110,968
Fort Worth Independent School District GO, 5.00%, 02/15/30 (PSF)	50	55,111
Garland Independent School District GO, 5.00%, 02/15/30 (PSF)	240	263,995
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30	85	89,525
Harris County Flood Control District GOL
5.00%, 10/01/30	125	138,514
5.00%, 10/01/30	420	457,105
Houston Independent School District GOL, 5.00%, 02/15/30 (PSF)	125	132,401
Katy Independent School District GO, 5.00%, 02/15/30 (PSF)	85	93,536
Lamar Consolidated Independent School District GO, 5.00%, 02/15/30	150	164,384
Leander Independent School District GO, 5.00%, 08/15/30 (PSF)	30	33,156
Lewisville Independent School District GO, 5.00%, 08/15/30 (PSF)	35	38,769
Lower Colorado River Authority RB
5.00%, 05/15/30 (AGM)	160	175,902
5.00%, 05/15/30	50	53,546
5.00%, 05/15/34	120	127,540
North Texas Municipal Water District Upper East Fork Wastewater Interceptor Sys RB
3.00%, 06/01/33	135	125,563
3.00%, 06/01/34	125	113,643
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/30	60	63,250
4.00%, 09/01/31	175	182,720
North Texas Tollway Authority RB
0.00%, 01/01/30 (AGC)(a)	345	299,860
5.00%, 01/01/30	20	21,011
Northside Independent School District GO, 5.00%, 08/15/30 (PSF)	130	144,064
Security	Par (000)	Value
Texas (continued)
Northwest Independent School District GO, 4.00%, 02/15/34 (PSF)	$100	$101,901
Pasadena Independent School District GO, 5.00%, 02/15/30 (PSF)	35	38,484
Permanent University Fund - University of Texas System RB, 5.25%, 07/01/30	80	89,516
Pflugerville Independent School District GO, 5.00%, 02/15/33 (PSF)	40	43,127
Plano Independent School District GO, 5.00%, 02/15/30	100	109,948
Prosper Independent School District GO
5.00%, 02/15/30 (PSF)	80	87,783
5.00%, 02/15/30 (PSF)	60	63,380
Round Rock Independent School District GO, 5.00%, 08/01/30 (PSF)	190	202,549
San Antonio Independent School District/Texas GO, 5.00%, 08/15/30 (PSF)	220	243,472
San Antonio Water System RB
5.00%, 05/15/30	50	55,135
5.00%, 05/15/32	75	81,679
Spring Branch Independent School District GO, 5.00%, 02/01/30 (PSF)	90	98,588
Spring Independent School District GO, 5.00%, 08/15/30	195	214,347
Tarrant County College District GOL
4.00%, 08/15/33	90	92,327
5.00%, 08/15/31	115	125,750
Tarrant Regional Water District RB, 4.00%, 09/01/30	80	83,974
Texas A&M University RB, 5.00%, 05/15/30	70	77,292
Texas Department of Transportation State Highway Fund RB, 5.00%, 10/01/30	160	177,706
Texas State University System RB, 5.00%, 03/15/30	65	69,860
Texas Transportation Commission GO, 5.00%, 04/01/30	100	110,093
Texas Water Development Board RB, 5.00%, 08/01/33	155	167,428
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/30	50	54,205
Trinity River Authority Denton Creek Wastewater Treatment System Revenue RB, 5.00%, 02/01/31	100	108,589
University of North Texas System RB
5.00%, 04/15/30	20	22,031
5.00%, 04/15/31	55	60,145
Wylie Independent School District GO, 4.00%, 08/15/32 (PSF)	25	25,971
		11,774,784
Utah — 1.2%
County of Utah UT Transportation Sales Tax Revenue RB, 5.00%, 12/01/30	50	54,642
Intermountain Power Agency RB, 5.00%, 07/01/30	150	163,872
Nebo School District Local Building Authority RB, 5.00%, 07/01/30	115	126,853
University of Utah (The) RB
5.00%, 08/01/30	130	144,198
5.00%, 08/01/32	120	130,301
5.00%, 08/01/34	70	75,007
Utah State Building Ownership Authority RB, 5.00%, 05/15/30	350	386,274
		1,081,147
Vermont — 0.1%
State of Vermont GO, 4.00%, 08/15/30	55	58,318
University of Vermont and State Agricultural College RB, 5.00%, 10/01/30	30	32,543

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Vermont (continued)
Vermont Municipal Bond Bank RB, 5.00%, 12/01/30	$20	$22,252
		113,113
Virginia — 2.3%
City of Alexandria Virginia GO, 5.00%, 07/15/30 (SAW)	75	83,691
City of Richmond Virginia GO, 3.00%, 07/15/33	35	33,425
City of Virginia Beach Virginia Storm Water Utility Revenue RB
3.00%, 11/15/32	55	53,527
3.00%, 11/15/33	60	57,353
County of Arlington Virginia GO, 5.00%, 08/15/30	15	16,053
County of Loudoun Virginia GO
3.00%, 12/01/32 (SAW)	120	114,828
5.00%, 12/01/30 (SAW)	90	100,608
Fairfax County Water Authority RB, 5.00%, 04/01/30	15	16,285
Hampton Roads Transportation Accountability Commission RB, 5.00%, 07/01/33	175	189,836
Virginia Beach Development Authority RB, 4.00%, 04/15/32	225	234,796
Virginia College Building Authority RB
5.00%, 02/01/30	275	302,588
5.00%, 02/01/31	195	212,531
Virginia Commonwealth Transportation Board RB
4.00%, 09/15/34	65	66,773
5.00%, 03/15/33	90	98,186
Virginia Public Building Authority RB
5.00%, 08/01/30 (ETM)	25	27,543
5.00%, 08/01/33	120	130,198
Virginia Public School Authority RB, 4.00%, 10/01/30 (SAW)	330	351,522
Virginia Resources Authority Clean Water Revolving Fund RB, 3.00%, 10/01/34	25	23,618
Virginia Resources Authority RB, 5.00%, 11/01/30	45	50,304
		2,163,665
Washington — 4.4%
City of Seattle WA Municipal Light & Power Revenue RB, 5.00%, 10/01/30	100	111,219
City of Seattle Washington Drainage & Wastewater Revenue RB, 4.00%, 09/01/30	230	244,474
City of Seattle Washington GOL, Series A, 5.00%, 12/01/30	195	217,881
City of Seattle Washington Municipal Light & Power Revenue RB
4.00%, 07/01/31	140	146,671
5.00%, 03/01/30	145	159,986
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/30	45	49,413
City of Tacoma Washington GOL, 5.00%, 12/01/30	80	89,134
City of Tacoma Washington Sewer Revenue RB, 5.00%, 12/01/30	100	111,313
Clark County Public Utility District No. 1 Water Revenue RB, 5.00%, 01/01/30	60	65,884
Clark County School District No. 114 Evergreen GO
4.00%, 12/01/33 (GTD)	45	46,158
5.00%, 12/01/30	80	88,102
County of King Washington GOL
5.00%, 07/01/30	70	77,798
5.00%, 12/01/30	25	27,973
County of King Washington Sewer Revenue RB, 4.00%, 01/01/32	75	77,523
County of Pierce WA GOL, 5.00%, 07/01/30	70	76,019
Security	Par (000)	Value
Washington (continued)
County of Snohomish Washington GOL
4.00%, 12/01/30	$100	$104,587
5.00%, 12/01/30	15	16,697
5.00%, 12/01/30	60	66,020
Energy Northwest RB
4.00%, 07/01/30	240	254,338
5.00%, 07/01/33	230	249,063
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project RB, 5.00%, 01/01/30	45	49,413
King County School District No 403 Renton GO, 5.00%, 12/01/30 (GTD)	55	60,122
King County School District No. 210 Federal Way GO, 4.00%, 12/01/30 (GTD)	120	125,481
King County School District No. 405 Bellevue GO, 5.00%, 12/01/30 (GTD)	60	66,945
Pierce County School District No 10 Tacoma GO, 4.00%, 12/01/33 (GTD)	30	30,938
Pierce County School District No 403 Bethel GO, 5.00%, 12/01/30 (GTD)	55	59,477
Pierce County School District No. 10 Tacoma GO
4.00%, 12/01/34 (GTD)	50	51,111
5.00%, 12/01/30	110	122,444
5.00%, 12/01/30 (GTD)	210	233,757
Pierce County School District No. 403 Bethel GO, 4.00%, 12/01/30 (GTD)	50	52,807
Port of Seattle Washington RB, 5.00%, 03/01/30	100	109,977
State of Washington GO
0.00%, 06/01/30 (NPFGC)(a)	140	121,284
5.00%, 06/01/30	20	22,124
5.00%, 02/01/31	255	278,758
5.00%, 06/01/33	40	43,236
5.00%, 08/01/33	75	81,157
5.00%, 06/01/34	110	118,066
University of Washington RB, 5.00%, 04/01/32	150	163,026
		4,070,376
West Virginia — 0.2%
State of West Virginia GO
5.00%, 06/01/30	35	38,734
5.00%, 06/01/30	130	140,754
West Virginia Parkways Authority RB, 5.00%, 06/01/30	20	22,057
		201,545
Wisconsin — 1.4%
City of Madison Wisconsin GO, 5.00%, 10/01/30	90	100,098
Green Bay Area Public School District GO, 5.00%, 04/01/30	55	60,551
Milwaukee Metropolitan Sewerage District GO, 5.00%, 10/01/32	120	131,760
State of Wisconsin Environmental Improvement Fund Revenue RB, 4.00%, 06/01/32	315	329,000
State of Wisconsin GO
5.00%, 05/01/30	285	315,021
5.00%, 05/01/30	95	103,336
Wisconsin Department of Transportation RB, 5.00%, 07/01/30	250	278,079
		1,317,845
Total Long-Term Investments — 98.6% (Cost: $90,304,516)		91,265,433

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds: MuniCash, 2.51%(b)(c)	588,978	$589,037
Total Short-Term Securities — 0.6% (Cost: $589,037)		589,037
Total Investments — 99.2% (Cost: $90,893,553)		91,854,470
Other Assets Less Liabilities — 0.8%		738,980
Net Assets — 100.0%		$92,593,450

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$112,750	$476,287 (a)	$—	$—	$—	$589,037	588,978	$4,569	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$91,265,433	$—	$91,265,433
Short-Term Securities
Money Market Funds	589,037	—	—	589,037
	$589,037	$91,265,433	$—	$91,854,470

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited

GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation